Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Revenue by End Market as a Percentage of Total Revenue
The following table indicates revenue by end market as a percentage of total revenue for the periods indicated. Our revenue fluctuates from period-to-period depending on numerous factors, including but not limited to: the mix and complexity of the products or services we provide, the extent, timing and rate of new program wins, and the execution of our programs and services, follow-on business, program completions or losses, the phasing in or out of programs, the success in the marketplace of our customers’ products, changes in customer demand, and the seasonality of our business. We expect that the pace of technological change, the frequency of customers transferring business among EMS competitors, the level of outsourcing by customers (including decisions to insource), and the dynamics of the global economy will also continue to impact our business from period-to-period.

	Year ended December 31
	2015	2016	2017
Advanced Technology Solutions (ATS)	32%	32%	32%
Communications	40%	42%	43%
Enterprise	28%	26%	25%

Disclosure of Geographical Areas
The following table details our external revenue allocated by manufacturing location among countries that generated in excess of 10% of total revenue for the years indicated:

	Year ended December 31
	2015	2016	2017
Thailand	33%	36%	34%
China	23%	21%	21%
Malaysia	14%	13%	12%

The following table details our allocation of property, plant and equipment, intangible assets and goodwill among countries that exceeded 10% of total property, plant and equipment, intangible assets and goodwill for the years indicated:

	December 31
	2016	2017
China	23%	22%
Thailand	17%	17%
Malaysia	17%	14%
Romania	*	14%
United States	13%	12%
Canada	*	*
* Less than 10% in 2016 and 2017.